RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Due to (from) related parties consists of the following at December 31, 2014 and 2015:

	December 31, 2014	December 31, 2015
Tandon Enterprises, Inc.	$632,000	$322,000
SDJ Partners LLC	88,000	88,000
Shareholders/Officers	(218,000)	100,000
Total	$502,000	$510,000